Equity securities and other investments	12 Months Ended
Mar. 31, 2025
Equity securities and other investments
Equity securities and other investments
11.
Equity securities and other investments

	As of March 31, 2024
	Original cost	Cumulative net losses	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	92,456	(25,275)	67,181
Investments in privately held companies	110,863	(14,385)	96,478
Debt investments:
Debt securities and loan investments	20,723	(9,641)	11,082
Other treasury investments	106,150	—	106,150
	330,192	(49,301)	280,891

	As of March 31, 2025
	Original cost	Cumulative net (losses) gains	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	79,024	(1,394)	77,630
Investments in privately held companies	113,646	(17,479)	96,167
Debt investments:
Debt securities and loan investments	15,009	(6,224)	8,785
Other treasury investments	227,935	81	228,016
	435,614	(25,016)	410,598

Details of the significant additions during the years ended March 31, 2023, 2024 and 2025 are set out in Note 4.

Equity securities

For equity securities which were still held as of March 31, 2023, 2024 and 2025, net unrealized (losses) gains, including impairment losses, of RMB(29,481) million, RMB(28,790) million and RMB16,746 million, respectively, were recognized in interest and investment income, net, for the years ended March 31, 2023, 2024 and 2025.

Investments in privately held companies include equity investments for which the Company elected to account for using the measurement alternative (Note 2(t)), for which the carrying value as of March 31, 2024 and 2025 were RMB89,660 million and RMB88,728 million, respectively.

For equity investments accounted for using the measurement alternative as of March 31, 2024, the Company recorded cumulative upward adjustments of RMB20,965 million and cumulative impairments and downward adjustments of RMB32,760 million. For these investments, the Company recorded upward adjustments of RMB8,121 million and impairments and downward adjustments of RMB11,585 million during the year ended March 31, 2024.

For equity investments accounted for using the measurement alternative as of March 31, 2025, the Company recorded cumulative upward adjustments of RMB27,197 million and cumulative impairments and downward adjustments of RMB44,232 million. For these investments, the Company recorded upward adjustments of RMB8,345 million and impairments and downward adjustments of RMB10,033 million during the year ended March 31, 2025.

11.
Equity securities and other investments (Continued)

Debt investments

Debt investments include convertible and exchangeable bonds accounted for under the fair value option, for which the fair value as of March 31, 2024 and 2025 were RMB3,344 million and RMB963 million, respectively. The aggregate fair value of these convertible and exchangeable bonds was lower than their aggregate unpaid principal balance as of March 31, 2024 and 2025 by RMB4,607 million and RMB2,420 million, respectively. Unrealized losses recorded on these convertible and exchangeable bonds in the consolidated income statements were RMB262 million, RMB1,225 million and RMB17 million during the years ended March 31, 2023, 2024 and 2025, respectively.

Debt investments also include debt investments accounted for at amortized cost, for which the allowance for credit losses as of March 31, 2024 and 2025 were RMB5,034 million and RMB3,779 million, respectively.

During the years ended March 31, 2023, 2024 and 2025, (reversal of impairment losses) impairment losses on these debt investments of RMB(356) million, RMB872 million and RMB(1,175) million, respectively, were recorded in interest and investment income, net in the consolidated income statements.

As of March 31, 2024 and 2025, repayment of loans provided to shareholders of equity method investees with total principal amount of RMB5,527 million and RMB5,529 million, respectively, was expected to be provided substantially through the sale of collateral. Expected credit losses for these loans were assessed on an individual basis, based on the fair value of the corresponding shares pledged as collateral as of the reporting date, adjusted for selling costs as appropriate. The fair value of the collateral as of March 31, 2024 and 2025 were RMB3,304 million and RMB4,325 million, respectively. There was no commitment to lend additional funds.

The carrying amount of debt investments accounted for at amortized cost approximates their fair value due to the fact that the related effective interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Other treasury investments mainly comprise of investments in fixed deposits, certificates of deposits and marketable debt securities with original maturities over one year for treasury purposes.